RELATED PARTY INFORMATION - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EXOR N.V.
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.50%
IVECO-OTO MELARA Societa Consortile
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 191	$ 259
CNH Industrial Capital Europe S.A.S.
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 292	$ 323